Submission	Feb. 24, 2025
Submission [Line Items]
Central Index Key	0000013372
Registrant Name	NSTAR ELECTRIC CO
Registration File Number	333-264278-02
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES